Accumulated Other Comprehensive Income (Loss)	3 Months Ended
Mar. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the three months ended March 31, 2019 (amounts in thousands):

Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2018	$7,608
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	(468)
Balance at March 31, 2019	$7,140

(a)	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations. See note 6, Derivatives, for further information.

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the three months ended March 31, 2018 (amounts in thousands):

Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2017	$(7,375)
Impact of adoption of ASU 2017-12	605
Adjusted balance at January 1, 2018	(6,770)
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0	13,668
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	738
Net current period Other comprehensive income	14,406
Balance at March 31, 2018	$7,636

(a)	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations.